Related parties - Remuneration of directors and other members of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Remuneration of directors and other members of key management personnel
Short-term benefits	$ 3,271	$ 1,912
Long-term benefits	54	16
Shared-based payment transactions	8,335	2,070
Total compensation	11,660	3,998
Outstanding balance with related parties	$ 0	$ 0